Net income per ordinary share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	53,957,446	54,109,702	53,901,427	54,017,631
Effect of dilutive share options outstanding (in shares)	491,671	742,751	454,278	857,820
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	54,449,117	54,852,453	54,355,705	54,875,451